Streaming transactions (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fixed revenue contract liabilities realized	$ 86	$ 98	$ 60
Variable revenue - additional payments received	85	94	114
Cobalt Streaming [Member]
IfrsStatementLineItems [Line Items]
Fixed revenue contract liabilities realized	49	55
Variable revenue - additional payments received	11	12
Gold Streaming [Member]
IfrsStatementLineItems [Line Items]
Fixed revenue contract liabilities realized	37	43	60
Variable revenue - additional payments received	$ 74	$ 82	$ 114